OTHER ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2024
Other Accounts Payable
OTHER ACCOUNTS PAYABLE

NOTE 11: OTHER ACCOUNTS PAYABLE

	December 31,
	2024	2023
Employee and payroll accruals	$2,724	$2,065
Accrued expenses	2,576	2,480
Institutions	250	153
Income tax payable	268	504
Other (1)	109	57

Other accounts payable	$5,927	$5,259

(1)	current non-interest-bearing accounts.